Condensed Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended
	Aug. 29, 2015	Aug. 30, 2014
Condensed Consolidated Statements Of Comprehensive Income [Abstract]
Net income including noncontrolling interests	$ 144,090	$ 28,185
Other comprehensive loss, before tax:
Unrealized holding loss on available-for-sale securities, net of reclassification adjustments	(300)	(16)
Other comprehensive loss, before tax	(300)	(16)
Income tax benefit related to items of other comprehensive income	120	6
Other comprehensive loss, net of tax	(180)	(10)
Comprehensive income	143,910	28,175
Less: comprehensive income attributable to the noncontrolling interest	1,067	530
Comprehensive income attributable to Cal-Maine Foods, Inc.	$ 142,843	$ 27,645